Related Party Balances and Transactions Additional Information (Details Narrative)				1 Months Ended	12 Months Ended
	Apr. 06, 2022 USD ($)	Jul. 13, 2021 USD ($) integer	Jul. 06, 2020 USD ($) integer	Jul. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2021 USD ($)	Jul. 29, 2021 USD ($)
Due to Related Parties, Current					$ 1,047,512	$ 1,847,421
Rent Income					89,039	117,958	$ 0
Due from related parties, current						9,852,517
Due from related parties, current					0	10,354,051
Proceeds from related party					9,071,272	$ (10,428,196)	$ 98,474
Shangchi Automobile [Member]
Business Acquisition, Percentage of Voting Interests Acquired						70.00%
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Due to Related Parties, Current					857,746	$ 806,556
It represents information about related parties
Due to Related Parties, Current					189,766	138,724
It represents information about related parties | Represents the information pertaining to advances to parent
Due to Related Parties, Current					189,766	138,724
Mr.Hengwei Chen [Member]
Due to Related Parties, Current						902,141
Zhejiang Forasen Food Co Ltd [Member] | Tantech Bamboo [Member]
Production facilities square meters | integer			1,914
Term of Rent			10 years
Monthly rent expense			$ 5,900
Rent Income					68,540
Represents the information pertaining to Zhejiang Nongmi Food Co., Ltd. ("Nongmi Food"). | Tantech Bamboo [Member]
Production facilities square meters | integer		1,180
Term of Rent		10 years
Monthly rent expense		$ 2,300
Rent Income					23,001	13,086
Represents the information pertaining to Zhejiang Nongmi Biotechnology Co., Ltd. ("Nongmi Biotechnology") . | Tantech Bamboo [Member]
Production facilities square meters | integer		1,914
Term of Rent		10 years
Monthly rent expense		$ 5,700
Rent Income					$ 66,038	$ 36,332
Represents the information pertaining to Xigema Holding Hangzhou Co., Ltd.
Disposal of fixed asset to related party									$ 800,000
Member represents information about Entrusted Bank Account Mr. Zhengyu Wang, the chairman and previous CEO of the company.
Due from related parties, current								$ 9,852,517
Proceeds from related party	$ 9,852,517
Related party interest income	$ 137,816
Forasen Group's [Member]
Line of Credit Facility, Expiration Date				Jul. 08, 2023
Building Pledged As Collateral For Loans				$ 1,500,000